Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes

($ in millions)
For the year ended December 31:	2023	2022	2021
Income/(loss) from continuing operations before income taxes
U.S. operations (1)	$(227)	$(6,602)	$(2,654)
Non-U.S. operations	8,917	7,758	7,491
Total income from continuing operations before income taxes	$8,690	$1,156	$4,837
(1) 2022 includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.

Components of the provision for income taxes by geographic operations and taxing jurisdiction
The income from continuing operations provision for/(benefit from) income taxes by geographic operations was as follows:

($ in millions)
For the year ended December 31:	2023	2022	2021
U.S. operations	$(574)	$(2,272)	$(969)
Non-U.S. operations	1,750	1,645	1,093
Total continuing operations provision for/(benefit from) income taxes	$1,176	$(626)	$124
The components of the income from continuing operations provision for/(benefit from) income taxes by taxing jurisdiction were as follows:

($ in millions)
For the year ended December 31:	2023	2022	2021
U.S. federal
Current	$560	$391	$374
Deferred	(1,371)	(2,645)	(1,358)
	$(811)	$(2,253)	$(984)
U.S. state and local
Current	$127	$184	$161
Deferred	(162)	(486)	(370)
	$(34)	$(302)	$(209)
Non-U.S.
Current	$1,594	$1,676	$1,342
Deferred	428	252	(25)
	$2,022	$1,929	$1,317
Total continuing operations provision for/(benefit from) income taxes	$1,176	$(626)	$124
Discontinued operations provision for/(benefit from) income taxes	$(9)	$124	$714
Total provision for/(benefit from) income taxes	$1,167	$(503)	$838

Effective income tax rate reconciliation
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate from continuing operations was as follows:

For the year ended December 31:	2023	2022	2021
Statutory rate	21%	21%	21%
Tax differential on foreign income (1)	(3)	(29)	(10)
Domestic incentives (1)	(5)	(24)	(5)
State and local (1)	0	(21)	(3)
Other (1)	1	(1)	0
Effective rate	14%	(54)%	3%
(1) 2022 includes the impacts of the pension settlement charge on tax differential on foreign income, domestic incentives, state and local, and other of (24) points, (20) points, (21) points, and (1) point, respectively.
Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities
Deferred Tax Assets

($ in millions)
At December 31:	2023	2022
Retirement benefits	$2,269	$1,954
Leases	1,055	927
Share-based and other compensation	720	608
Domestic tax loss/credit carryforwards	2,194	1,798
Deferred income	682	633
Foreign tax loss/credit carryforwards	651	845
Bad debt, inventory and warranty reserves	305	383
Depreciation	205	247
Restructuring charges	94	101
Accruals	253	215
Intangible assets	2,774	2,879
Capitalized research and development	3,524	3,012
Other	1,141	1,157
Gross deferred tax assets	15,868	14,759
Less: valuation allowance	765	770
Net deferred tax assets	$15,103	$13,989
Deferred Tax Liabilities

($ in millions)
At December 31:	2023	2022
Goodwill and intangible assets	$3,054	$3,156
GILTI deferred taxes	2,195	2,483
Leases and right-of-use assets	1,369	1,174
Depreciation	523	505
Retirement benefits	1,443	1,609
Deferred transition costs	47	56
Undistributed foreign earnings	192	87
Other	770	955
Gross deferred tax liabilities	$9,593	$10,025

Reconciliation of the beginning and ending amount of unrecognized tax benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

($ in millions)
	2023	2022	2021
Balance at January 1	$8,728	$8,709	$8,568
Additions based on tax positions related to the current year	296	355	934
Additions for tax positions of prior years	231	174	247
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(457)	(470)	(688)
Settlements	(26)	(41)	(352)
Balance at December 31	$8,772	$8,728	$8,709